INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory, Net [Abstract]
Schedule Of Inventories
	December 31,
	2022	2021

Raw materials	2,201	2,667
Work-in-progress	2,468	1,867
Finished goods	461	359

	5,130	4,893